Net fee and commissions expense	12 Months Ended
Dec. 31, 2021
Net fee and commissions expense
Net fee and commissions expense

Note 3. Net fee and commissions expense

Skr mn	2021	2020	2019
Fee and commissions earned were -related to1:
Lending	2	1	1
Total	2	1	1

Commissions incurred were -related to1:
Custodian- and bank fees	-9	-10	-8
Brokerage	-2	-4	-5
Other commissions incurred	-20	-29	-21
Total	-31	-43	-34
Net fee and commissions expense	-29	-42	-33
1	Skr -27 million (2020: Skr -37 million) includes financial assets and liabilities not measured at fair value through profit or loss.